Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2022
Expenses by nature [abstract]
Schedule of expenses incurred
Expenses incurred for the years ended December 31, 2022, 2021 and 2020 are as follows:

Year ended December 31	2022	2021	2020
Personnel expenses
Salaries, fees and short-term benefits	$4,969	$4,513	$3,199
Share-based payments	47	135	317

	5,016	4,648	3,516
Amortization	2,057	3,132	2,772
Research and development	2,278	1,547	1,996
Manufacturing	163	249	943
Inventory material costs	6,211	5,790	3,355
Write-down of inventory	38	1,339	682
Medical affairs	117	58	161
Administration	1,375	1,395	398
Selling and logistics	3,931	5,114	2,975
Professional fees	686	565	2,920

	$21,872	$23,837	$19,717